Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

	As of
	December 31,
	2021	2022
Borrowings—current portion	99,307	90,358
Borrowings—non-current portion	986,451	831,588
Lease liabilities—current portion	10,342	17,433
Lease liabilities —non-current portion	45,556	45,136
Derivative financial instruments—current liability	5,184	—
Derivative financial instruments—non-current liability	4,061	—
Derivative financial instruments—current asset	—	(2,440)
Derivative financial instruments—non-current asset	—	(1,136)
Total indebtedness	1,150,901	980,939
Total assets	2,131,733	2,015,434
Total indebtedness/total assets	54.0%	48.7%